Long-term debt and other financial liabilities- Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
July to December 2023	$ 78,141
2024	180,777
2025	215,816
2026	224,628
2027	354,731
2028 and thereafter	328,526
Total	$ 1,382,619	$ 1,417,341